Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income	$ 1,506,702	$ 2,133,188
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	404,881	272,237
Amortization of right-of-use-assets	97,095	158,180
(Recovery of) provision for doubtful accounts	(5,079)	17,606
Deferred tax liability (benefits)	254,224	(4,304)
Loss on disposal of property and equipment	648
Changes in operating assets and liabilities:
Accounts receivable, net	(1,129,372)	(489,078)
Notes receivable	302,846	(294,440)
Advance to suppliers	(151,983)	(223,562)
Other receivables, net	(35,657)	760,209
Inventories, net	(174,399)	194,674
Accounts payable	348,641	224,538
Advance from customers	343,470	(34,598)
Other payables		50,474
Payroll payable	(32,932)	166,388
Taxes payable	(269,691)	354,593
Amounts due to related parties	(70,819)	(348,333)
Principal payments under operating lease obligations	(88,586)	(85,075)
Net cash provided by operating activities	1,299,989	2,852,697
Cash flows from investing activities
Purchase of property and equipment	(761,792)	(1,439,365)
Proceeds on disposal of property and equipment		6,558
Net cash (used in) investing activities	(761,792)	(1,432,807)
Cash flows from financing activities
Net (repayment of) proceeds from short-term loans	(1,064,321)	743,376
Shareholder contribution		148,675
Dividends		(352,123)
Payments of offering costs	(172,179)	(144,000)
Principal payments under finance lease obligations	(12,488)	(230,372)
Net cash (used in) provided by financing activities	(1,248,988)	165,556
Effect of foreign exchange rate changes on cash and cash equivalents	(26,296)	(99,156)
Net (decrease) increase in cash and cash equivalents	(737,087)	1,486,290
Cash and cash equivalents at the beginning of the year	1,793,323	307,033
Cash and cash equivalents at the end of the year	1,056,236	1,793,323
Supplemental disclosures of cash flow information:
Interest paid	59,477	53,991
Income taxes paid	$ 205,761	$ 101,459